Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000124378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/Insight Select Income Fund (Class I/CPUIX)
Accumulated Value		$ 25,000		$ 26,662	$ 27,619	$ 27,501	$ 30,215	$ 32,719	$ 34,641	$ 29,397	$ 30,088	$ 32,003	$ 34,244
C000124377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/Insight Select Income Fund (Class C/CPUCX)
Accumulated Value		10,000		10,547	10,823	10,660	11,606	12,442	13,031	10,950	11,095	11,695	12,390
C000124376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/Insight Select Income Fund (Class A/CPUAX)
Accumulated Value		9,703		10,295	10,651	10,567	11,587	12,510	13,204	11,187	11,423	12,132	12,934
C000142996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/HIMCO Short Duration Fund (Class A/ASDAX)
Accumulated Value		9,755		9,921	10,208	10,319	10,721	10,885	11,129	10,834	11,215	11,869	12,563
C000142998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/HIMCO Short Duration Fund (Class I/ASDIX)
Accumulated Value		25,000		25,486	26,282	26,662	27,738	28,233	28,932	28,266	29,304	31,120	32,987
C000142997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			AAM/HIMCO Short Duration Fund (Class C/ASDCX)
Accumulated Value		10,000		10,097	10,314	10,353	10,676	10,759	10,916	10,544	10,833	11,379	11,948
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Aggregate Bond Index
Accumulated Value	[1]	10,000		10,600	10,567	10,525	11,353	12,345	12,304	11,038	10,934	11,222	11,904
Bloomberg Credit Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Credit Bond
Accumulated Value		10,000		10,755	10,953	10,882	12,007	13,097	13,489	11,650	11,812	12,334	13,176
Bloomberg 1 3 Year US Government Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit
Accumulated Value		$ 10,000		$ 10,159	$ 10,194	$ 10,215	$ 10,651	$ 11,099	$ 11,148	$ 10,750	$ 10,807	$ 11,333	$ 12,006

[1]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.